Condensed Consolidated Balance Sheets - USD ($)	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Current assets:
Cash and cash equivalents	$ 5,614,088	$ 2,624,730	$ 57,670
Prepaid expenses	457,355	145,882	15,000
Total current assets	6,071,443	2,770,612	72,670
Property and equipment, net	5,112	5,974	7,699
Total assets	6,076,555	2,776,586	80,369
Current liabilities:
Accounts payable	82,016	103,656	543,993
Accrued expenses	268,437	80,694	982,988
Deferred revenue			32,000
Short term insurance financing	341,040
Total current liabilities	691,493	184,350	3,137,721
Total liabilities	691,493	184,350	3,137,721
Stockholders’ equity (deficit):
Series A Convertible Preferred stock, $0.00001 par value, 5,500,000 shares authorized; 73,449 shares issued and outstanding, as of December 31, 2023 and 2022.	1	1	1
Common stock, $0.00001 par value, 100,000,000 shares authorized; 6,094,644 and 4,021,935 shares issued and outstanding as of December 31, 2023 and 2022, respectively.	79	61	40
Additional paid-in capital	18,672,120	12,347,098	1,341,662
Accumulated deficit	(13,287,138)	(9,754,924)	(4,399,055)
Total stockholders’ equity (deficit)	5,385,062	2,592,236	(3,057,352)
Total liabilities and stockholders’ equity (deficit)	$ 6,076,555	2,776,586	80,369
Nonrelated Party [Member]
Current liabilities:
Convertible notes			1,323,890
Related Party [Member]
Current liabilities:
Convertible notes			$ 254,850